Offerings - Offering: 1	Oct. 28, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Maximum Aggregate Offering Price	$ 26,312,000.00
Amount of Registration Fee	$ 3,633.69
Offering Note	Maximum Aggregate Offering Price estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Includes the aggregate offering price of additional shares that the underwriters have the option to purchase from the registrant, if any. outstanding.

The Registrant previously paid a registration fee of $3,633.69 in connection with the initial filing of the Registration Statement on Form S-1 on July 17, 2026.

The Maximum Aggregate Offering Price was previously determined pursuant to Rule 457(a) under the Securities Act and is now being converted to Rule 457(o) under the Securities Act.